STOCK BASED COMPENSATION (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
STOCK BASED COMPENSATION [Abstract]
STOCK BASED COMPENSATION
NOTE 9 – STOCK BASED COMPENSATION
The Company’s 2017 Equity Incentive Plan (the “Plan”) authorizes the granting of common stock options and other rewards, at the discretion of the Company’s Board of Directors, to certain employees. Under the Plan, the exercise price of each option approximates the fair value of the option on the grant date, and an option’s maximum term is ten years. Options are granted at various dates and typically vest over four years. The Plan has an aggregate of 7,195,584 shares of common stock authorized for issuance thereunder, subject to adjustments as provided therein.
During the three months ended March 31, 2022 and 2021, compensation expense were recorded in connection with the Plan was $181,000 and $119,000, respectively and is included in administrative expense on the statements of operations.
The following table summarizes information on stock options outstanding as of March 31, 2022:
	Options Outstanding		Options Vested and Exercisable
Fixed Options	Number of Options	Weighted Average Exercise Price (Per Share)	Number of Options	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price (Per Share)
Outstanding Balance, January 1, 2022	6,802,437	$0.38	4,628,311	6.79	$0.24
Options granted	—	$—
Options exercised	(34,791)	$0.19
Options forfeited	(18,334)	$0.75
Options cancelled	—	$—
Outstanding Balance, March 31, 2022	6,749,312	$0.38	4,814,604	6.64	$0.25
The intrinsic value of the options exercised during the three months ended March 31, 2022 was $20,000, there was no such transaction for the three months ended March 31, 2021.
As of March 31, 2022 and 2021, there is approximately $295,000 and $394,000, respectively, of total unrecognized compensation expense related to unvested share-based compensation arrangements granted under the Plan. This remaining cost is to be recognized over the period through 2024.
During the three months ended March 31, 2022 and 2021, the Company used the Black-Scholes option-pricing model to value option grants and to determine the related compensation expense. The assumptions used in calculating the fair value of stock-based payment awards represent management’s best estimations. The Company based its expected volatility based on the volatilities of certain publicly traded peer companies.
The Company has adopted ASU 2018-07 which allows a simplified approach to accounting for share-based payments for the three months ended March 31, 2022 and 2021.
Management believes that the historical volatility of the Company’s stock price does not best represent the expected volatility of the stock price. The Company is privately held and therefore lacks company-specific historical and implied volatility information. The Company intends to continue to consistently use the same group of publicly traded peer companies to determine volatility in the future until such a time that sufficient information regarding the volatility of the Company’s share price becomes available or that the selected companies are no longer suitable for this purpose.
The risk-free interest rate used for each grant is equal to the U.S. Treasury yield curve in effect at the time of grant for instruments with a similar expected life. The expected term of options granted was determined based on the expected holding period at the time of the grant. GAAP also requires that the Company recognize compensation expense for only the portion of options that are expected to vest. Therefore, the Company has estimated expected forfeitures of stock options. In developing a forfeiture rate estimate, the Company considered its historical experience. If the actual number of forfeitures differs from those estimated by management, additional adjustments to compensation expense may be required in future periods.
As part of the Beaches Development Group LTD transaction, two of the sellers signed employment contracts with Beaches Development Group LTD, the shares allocated to them as purchase consideration totaled 113,908 with value of $85,000 at $0.75 per share and are unvested at acquisition date, these will be vested over a two-year period, with 50% in year 1 and the remaining 50% in year 2, as a result, the shares are treated as postcombination expense and are restricted. Approximately $8,900 and $10,700 is included in compensation expense for the three months ended March 31, 2022 and 2021, respectively with $17,800 remained unamortized at March 31, 2022.

NOTE 8 – STOCK BASED COMPENSATION
The Company’s 2017 Equity Incentive Plan (the “Plan”) authorizes the granting of common stock options and other rewards, at the discretion of the Company’s Board of Directors, to certain employees. Under the Plan, the exercise price of each option approximates the fair value of the option on the grant date, and an option’s maximum term is ten years. Options are granted at various dates and typically vest over four years. The Plan has an aggregate of 7,195,584 shares of common stock authorized for issuance thereunder, subject to adjustments as provided therein.
During the twelve months ended December 31, 2021 and 2020, compensation expense were recorded in connection with the Plan was $595,000 and $179,000, respectively and is included in administrative expense on the statements of operations.
The following table summarizes information on stock options outstanding as of December 31, 2021 and 2020:
	Options Outstanding		Options Vested and Exercisable
Fixed Options	Number of Options	Weighted Average Exercise Price (Per Share)	Number of Options	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price (Per Share)
Outstanding Balance, January 1, 2020	4,597,500	$0.19	2,970,724	8.48	$0.17
Options granted	1,575,000	$0.68
Options exercised	(33,436)	$0.37
Options forfeited	(56,668)	$0.33
Options cancelled	(41,353)	$0.39
Outstanding Balance, December 31, 2020	6,041,043	$0.31	3,838,429	7.62	$0.19

Options granted	1,173,500	$ 0.75
Options exercised	(159,477)	$0.24
Options forfeited	(237,528)	$0.66
Options cancelled	(15,101)	$0.54
Outstanding Balance, December 31, 2021	6,802,437	$0.38	4,628,311	6.79	$ 0.24
The intrinsic value of the options exercised during the twelve months ended December 31, 2021 and 2020 was $81,000 and $13,000, respectively.
The following table summarizes the aggregate intrinsic value as of December 31, 2021 and 2020:
	Options Outstanding		Options Vested and Exercisable
	(In thousands except share data)		(In thousands except share data)
Fixed Options	Number of Options	Aggregate Intrinsic Value	Number of Options	Aggregate Intrinsic Value
January 1, 2020	4,597,500	$1,162	2,970,724	$812
December 31, 2020	6,041,043	$2,649	3,838,429	$2,146
December 31, 2021	6,802,437	$24,761	4,628,311	$18,652
As of December 31, 2021 and 2020, there is approximately $394,000 and $462,000, respectively, of total unrecognized compensation expense related to unvested share-based compensation arrangements granted under the Plan. This remaining cost is to be recognized over the period through 2024.
During the years ended December 31, 2021 and 2020, the Company used the Black-Scholes option-pricing model to value option grants and to determine the related compensation expense. The assumptions used in calculating the fair value of stock-based payment awards represent management’s best estimations. The Company based its expected volatility based on the volatilities of certain publicly traded peer companies.
The Company has adopted ASU 2018-07 which allows a simplified approach to accounting for share-based payments for the years ended December 31, 2021 and 2020.
Management believes that the historical volatility of the Company’s stock price does not best represent the expected volatility of the stock price. The Company is privately held and therefore lacks company-specific historical and implied volatility information. The Company intends to continue to consistently use the same group of publicly traded peer companies to determine volatility in the future until such a time that sufficient information regarding the volatility of the Company’s share price becomes available or that the selected companies are no longer suitable for this purpose.
The risk-free interest rate used for each grant is equal to the U.S. Treasury yield curve in effect at the time of grant for instruments with a similar expected life. The expected term of options granted was determined based on the expected holding period at the time of the grant. GAAP also requires that the Company recognize compensation expense for only the portion of options that are expected to vest. Therefore, the Company has estimated expected forfeitures of stock options. In developing a forfeiture rate estimate, the Company considered its historical experience. If the actual number of forfeitures differs from those estimated by management, additional adjustments to compensation expense may be required in future periods.
The following table provides the weighted average assumptions used in determining the fair value of the stock-based awards for the twelve months ended December 31, 2021 and 2020:
	2021	2020
Risk-free rate	1.07%	0.79%
Expected life (years)	6.06	5.76
Expected volatility	52.72%	52.53%
Expected dividend yield	—%	—%
As part of the Beaches Development Group LTD transaction, two of the sellers signed employment contracts with Beaches Development Group LTD, the shares allocated to them as purchase consideration totaled 113,908 with value of $85,000 at $0.75 per share and are unvested at acquisition date, these will be vested over a two-year period, with 50% in year 1 and the remaining 50% in year 2, as a result, the shares are treated as postcombination expense and are restricted. Approximately $64,000 is included in compensation expense for the period with $21,000 remained unamortized at December 31, 2021.